Cash and restricted cash - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash and restricted cash
Restricted cash	$ 9,258	$ 6,138
Asset Pledged as Collateral | Restricted Cash For Notes Payable
Cash and restricted cash
Restricted cash	6,312	6,138
Asset Pledged as Collateral | Restricted Cash For Litigation
Cash and restricted cash
Restricted cash	$ 2,946	$ 0